EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity Tables
Warrants issued and outstanding

As of June 30, 2015, 83,680 warrants to purchase common stock of the Company were issued and outstanding, additional information about which is included in the following table:

Issued	Exercise Price	Issuance Date	Expiration Date	Vesting
25,000	$3.000	11/01/13	11/01/16	No
26,180	$2.000	07/21/10	07/21/15	No
7,500	$2.000	09/03/10	09/03/15	No
25,000	$2.000	11/01/13	11/01/16	No
83,680

	Expected Dividend Yield		0.0%
	Volatility		40.0%
	Weighted average risk free interest rate		0.2%
	Weighted average expected life (in years)		0.8

Issued	Exercise Price	Issuance Date	Expiration Date	Vesting
14,259	$3.600	05/14/10	05/14/15	Yes
25,000	$3.000	11/01/13	11/01/16	No
20,640	$2.000	06/29/10	06/29/15	No
21,240	$2.000	07/21/10	07/21/15	No
9,000	$2.000	09/03/10	09/03/15	No
25,000	$2.000	11/01/13	11/01/16	No
115,139

	Expected Dividend Yield		0.0%
	Volatility		40.0%
	Weighted average risk free interest rate		0.2%
	Weighted average expected life (in years)		1.1